Investment in associated companies - Narrative (Details) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) class_of_stock class_of_membership_interest	Jul. 01, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Mar. 10, 2015
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%	50.00%	50.00%	50.00%
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Ownership percent	100.00%	100.00%
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%
Ownership percentage held by equity method investee (as percent)	50.00%	50.00%
SeaMex
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%		50.00%		50.00%
Third party ownership interest (as percent)						50.00%
SeaMex | Fintech
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)						50.00%
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	18.00%	18.00%
Subordinated units	$ 17	$ 17	$ 37
Income (loss) from subordinated units	$ 20
Direct Ownership Interest | Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	42.00%	42.00%
Direct Ownership Interest | Seadrill Capricorn Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	49.00%	49.00%
Number of classes of membership interest representing voting common stock | class_of_membership_interest		1
Direct Ownership Interest | SFL Deepwater Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	39.00%	39.00%
Direct Ownership Interest | Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	49.00%	49.00%
Number of classes of stock representing voting common stock | class_of_stock		1